Additional Notes - Additional Information (Detail) $ in Millions				1 Months Ended		12 Months Ended
	Jan. 13, 2020 USD ($)	Jul. 19, 2018 EUR (€)	Jun. 30, 2013 EUR (€)	Jun. 30, 2010 EUR (€)	Jun. 30, 2010 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 02, 2021 EUR (€)
License agreement [member] | Glaxo Smith Kline [member]
Disclosure of research and development agreements [line items]
License agreement upfront payment received			€ 22,500,000
License agreement [member] | Glaxo Smith Kline [member] | Otilimab Study [Member]
Disclosure of research and development agreements [line items]
Milestone payment receivable										€ 16,000,000
License agreement [member] | I- Mab biopharma [member]
Disclosure of research and development agreements [line items]
License agreement upfront payment received | $								$ 3.5	$ 20.0
Upfront payment recognized as revenue							€ 3,100,000	$ 3.5
License agreement [member] | Xencor [member]
Disclosure of research and development agreements [line items]
Milestone payments				€ 43,400,000
Upfront payment				€ 10,500,000	$ 13.0
Recognistion of Milestone Payments | $						$ 53.0
Period till which the royalty obligation continues						11 years
License agreement [member] | Novartis Pharma AG [member]
Disclosure of research and development agreements [line items]
License agreement upfront payment received		€ 95,000,000
Upfront payment recognized as revenue		€ 47.5
Percentage of upfront payment received recognized as revenue		50.00%
Top of range [member]
Disclosure of research and development agreements [line items]
Recognistion of Milestone Payments | $	$ 1,100.0
Top of range [member] | License agreement [member] | Glaxo Smith Kline [member]
Disclosure of research and development agreements [line items]
Upfront payment recognized as revenue			€ 423,000,000
Top of range [member] | License agreement [member] | I- Mab biopharma [member]
Disclosure of research and development agreements [line items]
Milestone payments							€ 101,500,000
Milestone payment receivable upon a success-based clinical and commercial milestone | $									$ 100.0
Top of range [member] | License agreement [member] | Novartis Pharma AG [member]
Disclosure of research and development agreements [line items]
Percentage of tiered royalties on net sales		20.00%
Bottom of range [member] | License agreement [member] | Novartis Pharma AG [member]
Disclosure of research and development agreements [line items]
Percentage of tiered royalties on net sales		10.00%
Investigational new drug [member]
Disclosure of research and development agreements [line items]
Milestone payments to licensors, due next twelve months | $						$ 12.5
Minimum Rental Period						12 months
Investigational new drug [member] | Top of range [member]
Disclosure of research and development agreements [line items]
Milestone payments to licensors, due next twelve months | $						$ 249.0